PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE C - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	March 31, 2023 (Unaudited)	December 31, 2022
Office equipment	$47,845	$47,845
Waste and Recycling Equipment	303,159	322,409
Total	351,004	370,254
Accumulated depreciation and amortization	(190,473)	(191,141)

Net	$160,531	$179,113

For the three months ended March 31, 2023 and 2022, depreciation of property and equipment expense was $10,562 and $15,384, respectively.

NOTE D - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	December 31, 2022	December 31, 2021
Software	$-	$99,025
Office equipment	47,845	60,974
Furniture and Fixtures	-	948
Waste and Recycling Equipment	322,409	393,340
Total	370,254	554,287
Accumulated depreciation and amortization	(191,141)	(326,398)

Net	$179,113	$227,889